Trade and Notes Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Summary of Trade and Notes Receivables
The credit terms given to trade customers are determined on an individual basis.

	2019	2018
	RMB million	RMB million
Trade receivables	1,793	1,525
Notes receivable	—	4

	1,793	1,529
Impairment	(76)	(93)

	1,717	1,436

Summary of Ageing Analysis of Trade Receivables and Net of Loss Allowance
An aging analysis of the trade receivables as at the end of the reporting period, based on the invoice/billing date and net of loss allowance, is as follows:

	2019 RMB million	2018 RMB million
Within 90 days	1,615	1,354
91 to 180 days	33	52
181 to 365 days	39	11
Over 365 days	30	15

	1,717	1,432

Schedule of Credit Risk Exposure on Group's Trade Receivables
Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:
As at December 31, 2019

		Past due
	Current	Less than 90 days	90 to 365 days	Over 365 days	Total
Expected credit loss rate (%)	0.12	2.94	2.50	70.59	4.24
Gross carrying amount (RMB million)	1,617	34	40	102	1,793
Expected credit losses (RMB million)	2	1	1	72	76
As at December 31, 2018

		Past due
	Current	Less than 90 days	90 to 365 days	Over 365 days	Total
Expected credit loss rate (%)	0.57	0.78	1.59	83.17	6.10
Gross carrying amount (RMB million)	1,232	129	63	101	1,525
Expected credit losses (RMB million)	7	1	1	84	93

Trade and notes receivables [member]
Statement [Line Items]
Summary of Provision for Impairment of Trade Receivables
The movements in the loss allowance for impairment of trade receivables are as follows:

	2019 RMB million	2018 RMB million
At beginning of year	93	119
Impairment losses, net (Note 10)	(6)	(21)
Amount written off as uncollectible	(4)	(5)
Disposal of a subsidiary	(7)	—

At end of year	76	93